Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000088650
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		(1.71%)	22.64%	5.63%
C000088651
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		2.20%	23.19%	5.45%
C000200462
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000088655
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000088654
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026652
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		6.62%	15.23%	2.41%
C000026651
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000026654
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		10.98%	15.63%	2.20%
C000200453
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026650
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064156
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000088664
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000075263
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		4.80%	2.45%	1.69%
C000072053
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000075264
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		4.80%	2.45%	1.69%
C000169180
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000072055
Average Annual Return [Line Items]
Line Graph and Table Measure Name		M
C000072056
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000103229
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		3.09%	7.90%	4.03%
C000103232
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000103233
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026605
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000096286
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026584
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000066770
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026577
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		3.30%	1.06%	1.21%
C000026576
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000026579
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		4.31%	1.16%	1.10%
C000222833
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C-2 (excluding sales charge)
Average Annual Return, Percent		4.10%	0.96%	0.90%
C000200445
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026575
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064143
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026581
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000026583
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000026582
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000026608
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		2.64%	1.72%	1.81%
C000026607
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000026610
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		5.11%	1.99%	1.69%
C000200446
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026606
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064148
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026612
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000026614
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		3.06%	10.21%	4.60%
C000026616
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		7.28%	10.60%	4.38%
C000200447
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026613
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064149
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000114212
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		4.95%	2.89%	1.71%
C000114210
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000200464
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000114208
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000166287
Average Annual Return [Line Items]
Line Graph and Table Measure Name		M
C000114209
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026625
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		3.02%	2.92%	2.12%
C000026624
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000026627
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		4.08%	3.08%	2.04%
C000200448
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026623
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064151
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026629
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000132360
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		(15.82%)	1.42%	1.07%
C000132361
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		(12.40%)	1.80%	0.78%
C000200466
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000132356
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000132357
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
Without Sales Load [Member] | C000088650
Average Annual Return [Line Items]
Average Annual Return, Percent		3.96%	24.04%	6.24%
Without Sales Load [Member] | C000088651
Average Annual Return [Line Items]
Average Annual Return, Percent		3.14%	23.19%	5.45%
Without Sales Load [Member] | C000200462
Average Annual Return [Line Items]
Average Annual Return, Percent		4.28%	24.41%	6.55%
Without Sales Load [Member] | C000088655
Average Annual Return [Line Items]
Average Annual Return, Percent		4.47%	24.63%	6.71%
Without Sales Load [Member] | C000088654
Average Annual Return [Line Items]
Average Annual Return, Percent		4.31%	24.53%	6.61%
Without Sales Load [Member] | C000026652
Average Annual Return [Line Items]
Average Annual Return, Percent		12.81%	16.54%	2.98%
Without Sales Load [Member] | C000026651
Average Annual Return [Line Items]
Average Annual Return, Percent		13.04%	16.73%	3.19%
Without Sales Load [Member] | C000026654
Average Annual Return [Line Items]
Average Annual Return, Percent		11.98%	15.63%	2.20%
Without Sales Load [Member] | C000200453
Average Annual Return [Line Items]
Average Annual Return, Percent		13.17%	16.85%	3.30%
Without Sales Load [Member] | C000026650
Average Annual Return [Line Items]
Average Annual Return, Percent		13.27%	17.03%	3.44%
Without Sales Load [Member] | C000064156
Average Annual Return [Line Items]
Average Annual Return, Percent		13.15%	16.88%	3.34%
Without Sales Load [Member] | C000088664
Average Annual Return [Line Items]
Average Annual Return, Percent		12.52%	16.24%	2.72%
Without Sales Load [Member] | C000075263
Average Annual Return [Line Items]
Average Annual Return, Percent		4.80%	2.45%	1.69%
Without Sales Load [Member] | C000072053
Average Annual Return [Line Items]
Average Annual Return, Percent		4.95%	2.54%	1.80%
Without Sales Load [Member] | C000075264
Average Annual Return [Line Items]
Average Annual Return, Percent		4.80%	2.45%	1.69%
Without Sales Load [Member] | C000169180
Average Annual Return [Line Items]
Average Annual Return, Percent		4.95%	2.54%	1.80%
Without Sales Load [Member] | C000072055
Average Annual Return [Line Items]
Average Annual Return, Percent		4.95%	2.54%	1.80%
Without Sales Load [Member] | C000072056
Average Annual Return [Line Items]
Average Annual Return, Percent		4.85%	2.48%	1.73%
Without Sales Load [Member] | C000103229
Average Annual Return [Line Items]
Average Annual Return, Percent		9.14%	9.13%	4.62%
Without Sales Load [Member] | C000237486
Average Annual Return [Line Items]
Average Annual Return, Percent		9.55%	9.52%	4.95%
Without Sales Load [Member] | C000103232
Average Annual Return [Line Items]
Average Annual Return, Percent		9.65%	9.66%	5.09%
Without Sales Load [Member] | C000103233
Average Annual Return [Line Items]
Average Annual Return, Percent		9.53%	9.55%	4.99%
Without Sales Load [Member] | C000026605
Average Annual Return [Line Items]
Average Annual Return, Percent		2.99%	(2.81%)	1.00%
Without Sales Load [Member] | C000096286
Average Annual Return [Line Items]
Average Annual Return, Percent		2.89%	(2.90%)	0.90%
Without Sales Load [Member] | C000026584
Average Annual Return [Line Items]
Average Annual Return, Percent		6.04%	1.63%	1.58%
Without Sales Load [Member] | C000066770
Average Annual Return [Line Items]
Average Annual Return, Percent		5.93%	1.53%	1.48%
Without Sales Load [Member] | C000026577
Average Annual Return [Line Items]
Average Annual Return, Percent		5.68%	1.52%	1.44%
Without Sales Load [Member] | C000026576
Average Annual Return [Line Items]
Average Annual Return, Percent		5.72%	1.56%	1.49%
Without Sales Load [Member] | C000026579
Average Annual Return [Line Items]
Average Annual Return, Percent		5.31%	1.16%	1.10%
Without Sales Load [Member] | C000222833
Average Annual Return [Line Items]
Average Annual Return, Percent		5.10%	0.96%	0.90%
Without Sales Load [Member] | C000200445
Average Annual Return [Line Items]
Average Annual Return, Percent		5.83%	1.66%	1.60%
Without Sales Load [Member] | C000026575
Average Annual Return [Line Items]
Average Annual Return, Percent		5.98%	1.81%	1.75%
Without Sales Load [Member] | C000064143
Average Annual Return [Line Items]
Average Annual Return, Percent		5.88%	1.71%	1.65%
Without Sales Load [Member] | C000026581
Average Annual Return [Line Items]
Average Annual Return, Percent		5.36%	1.21%	1.15%
Without Sales Load [Member] | C000026583
Average Annual Return [Line Items]
Average Annual Return, Percent		5.35%	1.15%	1.37%
Without Sales Load [Member] | C000026582
Average Annual Return [Line Items]
Average Annual Return, Percent		5.61%	1.40%	1.62%
Without Sales Load [Member] | C000026608
Average Annual Return [Line Items]
Average Annual Return, Percent		6.64%	2.50%	2.20%
Without Sales Load [Member] | C000026607
Average Annual Return [Line Items]
Average Annual Return, Percent		6.80%	2.66%	2.35%
Without Sales Load [Member] | C000026610
Average Annual Return [Line Items]
Average Annual Return, Percent		6.11%	1.99%	1.69%
Without Sales Load [Member] | C000200446
Average Annual Return [Line Items]
Average Annual Return, Percent		6.90%	2.76%	2.45%
Without Sales Load [Member] | C000026606
Average Annual Return [Line Items]
Average Annual Return, Percent		7.06%	2.91%	2.61%
Without Sales Load [Member] | C000064148
Average Annual Return [Line Items]
Average Annual Return, Percent		6.96%	2.81%	2.50%
Without Sales Load [Member] | C000026612
Average Annual Return [Line Items]
Average Annual Return, Percent		6.37%	2.25%	1.94%
Without Sales Load [Member] | C000026614
Average Annual Return [Line Items]
Average Annual Return, Percent		9.08%	11.45%	5.19%
Without Sales Load [Member] | C000026616
Average Annual Return [Line Items]
Average Annual Return, Percent		8.28%	10.60%	4.38%
Without Sales Load [Member] | C000200447
Average Annual Return [Line Items]
Average Annual Return, Percent		9.39%	11.77%	5.46%
Without Sales Load [Member] | C000026613
Average Annual Return [Line Items]
Average Annual Return, Percent		9.49%	11.89%	5.60%
Without Sales Load [Member] | C000064149
Average Annual Return [Line Items]
Average Annual Return, Percent		9.38%	11.80%	5.51%
Without Sales Load [Member] | C000114212
Average Annual Return [Line Items]
Average Annual Return, Percent		4.95%	2.89%	1.94%
Without Sales Load [Member] | C000114210
Average Annual Return [Line Items]
Average Annual Return, Percent		5.06%	2.97%	2.02%
Without Sales Load [Member] | C000200464
Average Annual Return [Line Items]
Average Annual Return, Percent		5.17%	3.09%	2.14%
Without Sales Load [Member] | C000114208
Average Annual Return [Line Items]
Average Annual Return, Percent		5.32%	3.24%	2.29%
Without Sales Load [Member] | C000166287
Average Annual Return [Line Items]
Average Annual Return, Percent		5.33%	3.18%	2.27%
Without Sales Load [Member] | C000114209
Average Annual Return [Line Items]
Average Annual Return, Percent		5.22%	3.13%	2.19%
Without Sales Load [Member] | C000026625
Average Annual Return [Line Items]
Average Annual Return, Percent		5.39%	3.39%	2.35%
Without Sales Load [Member] | C000026624
Average Annual Return [Line Items]
Average Annual Return, Percent		5.39%	3.39%	2.35%
Without Sales Load [Member] | C000026627
Average Annual Return [Line Items]
Average Annual Return, Percent		5.08%	3.08%	2.04%
Without Sales Load [Member] | C000200448
Average Annual Return [Line Items]
Average Annual Return, Percent		5.51%	3.50%	2.45%
Without Sales Load [Member] | C000026623
Average Annual Return [Line Items]
Average Annual Return, Percent		5.65%	3.65%	2.60%
Without Sales Load [Member] | C000064151
Average Annual Return [Line Items]
Average Annual Return, Percent		5.55%	3.55%	2.50%
Without Sales Load [Member] | C000026629
Average Annual Return [Line Items]
Average Annual Return, Percent		5.13%	3.13%	2.09%
Without Sales Load [Member] | C000132360
Average Annual Return [Line Items]
Average Annual Return, Percent		(10.89%)	2.57%	1.65%
Without Sales Load [Member] | C000132361
Average Annual Return [Line Items]
Average Annual Return, Percent		(11.51%)	1.80%	0.78%
Without Sales Load [Member] | C000200466
Average Annual Return [Line Items]
Average Annual Return, Percent		(10.63%)	2.84%	1.92%
Without Sales Load [Member] | C000132356
Average Annual Return [Line Items]
Average Annual Return, Percent		(10.50%)	2.99%	2.06%
Without Sales Load [Member] | C000132357
Average Annual Return [Line Items]
Average Annual Return, Percent		(10.65%)	2.88%	1.93%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%	12.50%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%
PIMCO INDEX: UBS Prompt Commodity Index Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		UBS Prompt Commodity Index Total Return
Average Annual Return, Percent		5.26%	23.42%	6.21%
PIMCO INDEX: UBS Prompt Commodity Index Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		UBS Prompt Commodity Index Total Return
Average Annual Return, Percent		5.26%	23.42%	6.21%
PIMCO INDEX: UBS Prompt Commodity Index Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		UBS Prompt Commodity Index Total Return
Average Annual Return, Percent		5.26%	23.42%	6.21%
PIMCO INDEX: UBS Prompt Commodity Index Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		UBS Prompt Commodity Index Total Return
Average Annual Return, Percent		5.26%	23.42%	6.21%
PIMCO INDEX: UBS Prompt Commodity Index Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		UBS Prompt Commodity Index Total Return
Average Annual Return, Percent		5.26%	23.42%	6.21%
PIMCO INDEX: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Average Annual Return, Percent		12.28%	14.51%	2.77%
PIMCO INDEX: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Average Annual Return, Percent		12.28%	14.51%	2.77%
PIMCO INDEX: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Average Annual Return, Percent		12.28%	14.51%	2.77%
PIMCO INDEX: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Average Annual Return, Percent		12.28%	14.51%	2.77%
PIMCO INDEX: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Average Annual Return, Percent		12.28%	14.51%	2.77%
PIMCO INDEX: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Average Annual Return, Percent		12.28%	14.51%	2.77%
PIMCO INDEX: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Average Annual Return, Percent		12.28%	14.51%	2.77%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.17%	2.69%	1.90%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.17%	2.69%	1.90%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.17%	2.69%	1.90%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.17%	2.69%	1.90%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.17%	2.69%	1.90%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.17%	2.69%	1.90%
PIMCO INDEX: 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Inde
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Supplemental Index
Average Annual Return, Percent		10.51%	6.91%	3.57%
PIMCO INDEX: 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Inde
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Supplemental Index
Average Annual Return, Percent		10.51%	6.91%	3.57%
PIMCO INDEX: 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Inde
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Supplemental Index
Average Annual Return, Percent		10.51%	6.91%	3.57%
PIMCO INDEX: 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Inde
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Supplemental Index
Average Annual Return, Percent		10.51%	6.91%	3.57%
PIMCO INDEX: Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index
Average Annual Return, Percent		1.81%	(3.40%)	0.93%
PIMCO INDEX: Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index
Average Annual Return, Percent		1.81%	(3.40%)	0.93%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		5.43%	1.16%	1.50%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		5.43%	1.16%	1.50%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		5.43%	1.16%	1.50%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		5.43%	1.16%	1.50%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		5.43%	1.16%	1.50%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		5.43%	1.16%	1.50%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		5.43%	1.16%	1.50%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		5.43%	1.16%	1.50%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		5.43%	1.16%	1.50%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		5.43%	1.16%	1.50%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		5.43%	1.16%	1.50%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		5.43%	1.16%	1.50%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		6.17%	2.36%	2.51%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		6.17%	2.36%	2.51%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		6.17%	2.36%	2.51%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		6.17%	2.36%	2.51%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		6.17%	2.36%	2.51%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		6.17%	2.36%	2.51%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		6.17%	2.36%	2.51%
PIMCO INDEX: Dow Jones U.S. Select REIT Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select REIT Total Return Index
Average Annual Return, Percent		9.79%	10.84%	4.53%
PIMCO INDEX: Dow Jones U.S. Select REIT Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select REIT Total Return Index
Average Annual Return, Percent		9.79%	10.84%	4.53%
PIMCO INDEX: Dow Jones U.S. Select REIT Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select REIT Total Return Index
Average Annual Return, Percent		9.79%	10.84%	4.53%
PIMCO INDEX: Dow Jones U.S. Select REIT Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select REIT Total Return Index
Average Annual Return, Percent		9.79%	10.84%	4.53%
PIMCO INDEX: Dow Jones U.S. Select REIT Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select REIT Total Return Index
Average Annual Return, Percent		9.79%	10.84%	4.53%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.17%	2.69%	1.90%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.17%	2.69%	1.90%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.17%	2.69%	1.90%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.17%	2.69%	1.90%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.17%	2.69%	1.90%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.17%	2.69%	1.90%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.17%	2.69%	1.90%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.17%	2.69%	1.90%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.17%	2.69%	1.90%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.17%	2.69%	1.90%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.17%	2.69%	1.90%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.17%	2.69%	1.90%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.17%	2.69%	1.90%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[6]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.10%	2.66%	0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7],[8]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.10%	2.66%	0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9],[10]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.10%	2.66%	0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11],[12]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.10%	2.66%	0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13],[14]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		5.10%	2.66%	0.00%

[1]	The Supplemental Index is comprised of 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index.
[2]	The Supplemental Index is comprised of 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index.
[3]	The Supplemental Index is comprised of 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index.
[4]	The Supplemental Index is comprised of 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index.
[5]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[6]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.
[7]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[8]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.
[9]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[10]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.
[11]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[12]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.
[13]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[14]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund’s primary benchmark.